NET INCOME PER SHARE (Details Textual) - shares	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,559,254	381,426	1,814,724